RECENT ACCOUNTING PRONOUNCEMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of recent accounting pronouncements [Abstract]
Impacts of Recent Accounting Pronouncements
The impact of adoption of IFRS 15 on the Company’s consolidated statement of operations for the year ended December 31, 2018 and consolidated balance sheet as at December 31, 2018 was as follows:

Consolidated Statement of Operations (extract)

For the year ended December 31, 2018	As reported	Balances without adoption of IFRS 15	Effect of change
Revenue	$1,798.5	$1,784.7	$13.8
Gross margin excluding depletion, depreciation and amortization	$788.5	$774.7	$13.8
Mine operating earnings	$201.2	$187.4	$13.8

Finance costs	(137.4)	(121.4)	(16.0)

Net loss	$(297.7)	$(295.5)	$(2.2)

Consolidated Balance Sheet (extract)

As at December 31, 2018	As reported	Balances without adoption of IFRS 15	Effect of change
Liabilities
Current liabilities:
Other provisions and liabilities	$106.8	$104.5	$2.3

Non-current liabilities:
Other provisions and liabilities	$289.2	$272.8	$16.4
Total liabilities	$3,988.9	$4.0	$18.7

Equity
Deficit	$(3,650.6)	$(3,632.0)	$(18.6)
Total equity	$4,024.0	$4,042.6	$(18.6)
Total liabilities and equity	$8,012.9	$8,012.8	$0.1